SCHEDULE OF DEFERRED TAX ASSETS (Details) - Key Mining Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net operating loss	$ (2,704,072)	$ 1,780,538
Gross deferred tax asset	2,704,072	1,780,538
Valuation allowance	(2,704,072)	(1,780,538)
Net deferred tax asset